SIGNIFICANT EVENTS DURING THE PERIOD (Details Narrative) - USD ($)					3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 02, 2022	May 09, 2022	Feb. 01, 2022	Jan. 02, 2022	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 21, 2022	Apr. 20, 2022
Loans received from a related company							$ 60,000	$ 14,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.1
Stock issued for service, value					$ 80,000	$ 80,000
Common stock shares authorized							10,000,000,000		900,000,000	10,000,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross						396,652
Shares Issued, Value, Share-Based Payment Arrangement, before Forfeiture						$ 15,000
Amir Geva [Member]
Purchase of common stock				500,000
Options vesting description				the Options shall vest as follows: (i) 50% following 12 months from effective date and (ii) the balance of shares of Common Stock, in four (4) consecutive fiscal quarters, beginning with the quarter ended March 30, 2023.
Warrant exercise price increase				$ 0.01
Other expenses						12,490,000
Mr Kline [Member]
Purchase of common stock			500,000
Options vesting description			the Options shall vest as follows: (i) 50% following 12 months from effective date and (ii) the balance of shares of Common Stock, in four (4) consecutive fiscal quarters, beginning with the quarter ended April 30, 2023.
Warrant exercise price increase			$ 0.0001
Other expenses						$ 8,333
Leonite Capital LLC [Member]
Loans received from a related company		$ 390,000
Stock Issued During Period, Shares, New Issues		200,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.6
Guerilla Capital [Member]
Stock issued for service	2,484,472
Stock issued for service, value	$ 80,000